Share Capital - Options (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Vesting period	3 years
Weighted average fair value of options granted (in USD per share)	$ 1.18	$ 0.85